UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2011
                                                 -----------------

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Whippoorwill Associates, Incorporated
          -------------------------------------
Address:  11 Martine Avenue, 11th Floor
          -----------------------------
          White Plains, New York 10606
          ----------------------------


Form 13F File Number: 28-12334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Shelley F. Greenhaus
        --------------------
Title:  President
        ---------
Phone:  914-683-1002
        ------------

Signature, Place, and Date of Signing:

Shelley F. Greenhaus          White Plains, New York           August 12, 2011
--------------------          ----------------------          -----------------
    [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        -----------
Form 13F Information Table Entry Total:        19
                                        -----------
Form 13F Information Table Value Total:   135,970
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2   COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------        --------   --------    --------   -----------------------   --------    --------         --------

                    TITLE                                                                               VOTING AUTHORITY
                     OF                   VALUE       SHRS OR    SH/   PUT/    INVESTMENT   OTHER
NAME OF ISSUER      CLASS      CUSIP      (x1000)     PRN AMT    PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----      -----      -------     -------    ---   ----    ----------  --------   ----   ------    ----
ACCURIDE CORP
NEW               COM NEW   00439T 20 6  32,381     2,563,842   SH             SOLE                  2,563,842
---------------------------------------------------------------------------------------------------------------------------
AMERICAN DENTAL
PARTNERS            COM     025353 10 3   7,675       592,200   SH             SOLE                    592,200
---------------------------------------------------------------------------------------------------------------------------
ENER1 INC         COM NEW   29267A 20 3      45        40,455   SH             SOLE                     40,455
---------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE
& RUBR CO           COM     382550 10 1   8,325       496,393   SH             SOLE                    496,393
---------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO       COM     460146 10 3   5,100       171,011   SH             SOLE                    171,011
---------------------------------------------------------------------------------------------------------------------------
KAISER              COM
ALUMINUM            PAR
CORP               $0.01    483007 70 4  10,050       184,001   SH             SOLE                    184,001
---------------------------------------------------------------------------------------------------------------------------
MUELLER WTR         COM
PRODS INC           SER A   624758 10 8   8,434     2,119,175   SH             SOLE                  2,119,175
---------------------------------------------------------------------------------------------------------------------------
OWENS CORNING
NEW                 COM     690742 10 1   8,700       232,928   SH             SOLE                    232,928
---------------------------------------------------------------------------------------------------------------------------
PGT INC             COM     69336V 10 1   2,603     1,438,130   SH             SOLE                  1,438,130
---------------------------------------------------------------------------------------------------------------------------
PACKAGING CORP
AMER                COM     695156 10 9   7,386       263,871   SH             SOLE                    263,871
---------------------------------------------------------------------------------------------------------------------------
RITE AID CORP       COM     767754 10 4   8,354     6,281,054   SH             SOLE                  6,281,054
---------------------------------------------------------------------------------------------------------------------------
ROCK-TENN CO       CL A     772739 20 7   6,554        98,800   SH             SOLE                     98,800
---------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY
INC                 COM     80007P 30 7  14,266     1,338,291   SH             SOLE                  1,338,291
---------------------------------------------------------------------------------------------------------------------------
TEMPLE INLAND INC   COM     879868 10 7   1,068        35,900   SH             SOLE                     35,900
---------------------------------------------------------------------------------------------------------------------------
TRAILER BRIDGE      COM     892782 10 3     889       508,009   SH             SOLE                    508,009
---------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS
OF AMERICA LLC      COM     894174 10 1   1,128       206,914   SH             SOLE                    206,914
---------------------------------------------------------------------------------------------------------------------------
U S CONCRETE
INC               COM NEW   90333L 20 1   9,658     1,103,778   SH             SOLE                  1,103,778
---------------------------------------------------------------------------------------------------------------------------
U S CONCRETE       DEBT
INC           9.500% 8/3    90333L AF 9     122       100,000   PRN            SOLE                    100,000
---------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO       COM     460146 10 3   3,232       108,400   SH    CALL     SOLE                    108,400
---------------------------------------------------------------------------------------------------------------------------